Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2016
Property and Equipment, net [Abstract]
Summary of property and equipment

	As of December 31,
	2016	2015
Computer and office equipment (1)	$2,662	$1,528
Furniture and fixtures (1)	378	274
Leasehold improvements	53	68
Software	163	253
Total	3,256	2,123
Less: accumulated depreciation and amortization (1)	(1,871)	(731)

Total Property and Equipment, Net	$1,385	$1,392

(1) Includes assets under capital lease arrangements (see Note 17).